Restructuring And Acquisition Integration Charges (Schedule of Current Restructuring Programs) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Restructuring Cost and Reserve [Line Items]
Accrued, Beginning Balance	$ 7	[1]	$ 10	[1]	$ 10	[1]	$ 12		$ 8
Accrued Costs	11		2		17		27		60
Cash Payments	(6)		(5)		(20)		(29)		(56)
Accrued, Ending Balance	12	[1]	7	[1]	7	[1]	10	[1]	12
2011 Plan [Member]
Restructuring Cost and Reserve [Line Items]
Accrued, Beginning Balance							7	[2]
Accrued Costs							2	[2]	46	[2]
Cash Payments							(9)	[2]	(39)	[2]
Accrued, Ending Balance									7	[2]
Total Final Costs Expensed					54	[2],[3]
Other Restructuring Plans [Member]
Restructuring Cost and Reserve [Line Items]
Accrued, Beginning Balance			10		10		5		8
Accrued Costs					17		25		14
Cash Payments					(20)		(20)		(17)
Accrued, Ending Balance					$ 7		$ 10		$ 5

[1]	Included within "Other Accrued Liabilities" in the unaudited condensed consolidated balance sheets.
[2]	The costs associated with the 2011 Plan primarily consist of severance and outplacement services and associated payroll costs accrued upon either communication of terms to employees or over the required service period, excluding impairment charges of $6 million.
[3]	Total costs expensed to date and total program costs are not provided separately for other restructuring programs based on the short duration and smaller size of these programs.